Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	SANDY SPRING BANCORP INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000824410
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Incorporation State Country Code	MD
Entity File Number	000-19065
Entity Tax Identification Number	52-1532952
Entity Address, Address Line One	17801 Georgia Avenue
Entity Address, City or Town	Olney
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20832
City Area Code	(301)
Local Phone Number	774-6400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	SASR
Entity Emerging Growth Company	false